Management of financial risk - Impairment loss allowance of trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss allowance
Financial assets	¥ 3,161,370	¥ 6,396,579
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	19.49%	13.53%
Credit risk | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	6.11%	2.13%
Credit risk | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	8.24%	4.56%
Credit risk | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	44.26%	41.29%
Credit risk | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	62.58%	77.39%
Credit risk | Later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	98.89%	94.34%
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	¥ 707,910	¥ 932,662
Credit risk | Simplified approach | Impairment loss allowance
Loss allowance
Financial assets	(137,955)
Credit risk | Simplified approach | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	190,601	306,636
Credit risk | Simplified approach | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	384,954	476,215
Credit risk | Simplified approach | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	49,545	72,327
Credit risk | Simplified approach | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	25,383	29,615
Credit risk | Simplified approach | Later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	57,427	47,869
Credit risk | Trade receivable and contract asset
Loss allowance
Financial assets	137,955	126,168
Credit risk | Trade receivable and contract asset | Impairment loss allowance
Loss allowance
Financial assets	137,955	126,168	¥ 116,899	¥ 125,318
Credit risk | Trade receivable and contract asset | Related parties
Loss allowance
Financial assets	11,638	6,528
Credit risk | Trade receivable and contract asset | Not later than one year [member]
Loss allowance
Financial assets	31,714	21,698
Credit risk | Trade receivable and contract asset | Later than one year and not later than two years [member]
Loss allowance
Financial assets	21,930	29,863
Credit risk | Trade receivable and contract asset | Later than two years and not later than three years [member]
Loss allowance
Financial assets	15,884	22,920
Credit risk | Trade receivable and contract asset | Later than three years [member]
Loss allowance
Financial assets	¥ 56,789	¥ 45,159